Tax - Current tax assets and liabilities (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
9. Tax
Assets		£ 798		£ 482
Liabilities		(628)		(586)
Net current tax assets (liabilities)		170		(104)		£ (104)
As at 1 January		170		(104)
Income statement		(992)	[1]	(475)	[1]	(649)
Other comprehensive income and reserves	[1]	423		110
Corporate income tax paid		228		548
Other movements		270		91
As at 31 December		99		170		(104)
Assets		412		798		482
Liabilities		(313)		(628)		(586)
Net current tax assets (liabilities)		170		(104)		(104)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Tax charge		(1,003)		(911)	[2]	(2,066)	[2]
IAS 12 [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Tax charge		£ 222		£ 211		£ 174

[1]

Due to the IAS 12 update impacting AT1 tax credits, the 2018 comparative has been restated to reflect the £211m tax credit in the income statement, whereas it was previously recorded in retained earnings

[2]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1